Subsequent Events (Details)	12 Months Ended						1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jan. 25, 2013 EUR (€)	Mar. 10, 2011	Feb. 04, 2013 Subsequent Event [Member] USD ($)	Feb. 04, 2013 Subsequent Event [Member] EUR (€)	Mar. 31, 2013 Scenario, Forecast [Member] Subsequent Event [Member] USD ($)	Dec. 31, 2012 Scenario, Forecast [Member] Subsequent Event [Member] EUR (€)
Subsequent Event [Line Items]
Senior notes issued					$ 1,300,000
Interest rate on senior secured note	12.00%
Increased interest rate upon default	16.00%
Sourcing/Transaction fee percentage	8.00%
Sourcing/Transaction fee	104,000
Legal fees and other expenses	50,000						50,000
Warrant extension term	1 year
Shareholder rights offering		1,985,000					3,000,000
Shareholder rights offering, price per share							$ 0.60
Warrant exercise price	0.45	0.45		0.40			0.30
License agreement second installment payment			1,000,000			600,000
License agreement second installment payment outstanding								€ 400,000